Personnel Figures - Summary of Number of Employees (Detail) - Employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	11,393	10,324
Annual Average	11,517	10,350
Managers and Key Executives [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	153	163
Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	9,314	8,392
Staff and Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	1,926	1,769
Chile [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	55	62
Annual Average	58	55
Chile [Member] | Managers and Key Executives [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	7	8
Chile [Member] | Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	45	49
Chile [Member] | Staff and Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	3	5
Argentina [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	4,861	4,935
Annual Average	4,801	4,902
Argentina [Member] | Managers and Key Executives [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	45	50
Argentina [Member] | Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	3,709	3,748
Argentina [Member] | Staff and Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	1,107	1,137
Brazil [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	3,589	2,499
Annual Average	3,788	2,548
Brazil [Member] | Managers and Key Executives [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	19	25
Brazil [Member] | Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2,756	1,888
Brazil [Member] | Staff and Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	814	586
Peru [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	908	930
Annual Average	907	935
Peru [Member] | Managers and Key Executives [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	45	43
Peru [Member] | Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	863	887
Colombia [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	1,980	1,898
Annual Average	1,963	1,910
Colombia [Member] | Managers and Key Executives [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	37	37
Colombia [Member] | Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	1,941	1,820
Colombia [Member] | Staff and Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2	41